CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions, $ in Millions	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues	$ 18,069	$ 19,776	$ 14,862	$ 37,845	$ 30,331		$ 60,971
Net income/(loss) from equity accounted investments	13	101	66	114	123		188
Other Income	54	7	7	61	9		27
Total revenues and other income	18,135	19,884	14,935	38,019	30,463		61,187
Purchases (net of inventory variation)	(9,415)	(9,794)	(6,857)	(19,209)	(13,323)		(28,212)
Operating expenses	(2,397)	(2,316)	(2,046)	(4,712)	(4,465)		(8,763)
Selling, general and administrative expenses	(182)	(198)	(163)	(380)	(387)		(738)
Depreciation, amortisation and net impairment losses	(1,830)	(2,368)	(2,312)	(4,198)	(4,255)	[1]	(8,644)	[1]
Exploration expenses	(475)	(249)	(312)	(724)	(539)		(1,059)
Net operating income/(loss)	3,835	4,960	3,244	8,795	7,494		13,771
Net financial items	(317)	(420)	44	(737)	(162)		(351)
Income/(loss) before tax	3,518	4,540	3,288	8,059	7,332	[1]	13,420	[1]
Income tax	(2,298)	(3,255)	(1,852)	(5,553)	(4,832)		(8,822)
Net income/(loss)	1,220	1,285	1,436	2,506	2,500		4,598
Attributable to equity holders of the company	1,219	1,285	1,433	2,504	2,495		4,590
Attributable to non-controlling interests	$ 1	$ 0	$ 3	$ 2	$ 5		$ 8
Basic earnings per share (in USD)	$ 0.37	$ 0.39	$ 0.44	$ 0.75	$ 0.77		$ 1.4
Diluted earnings per share (in USD)	$ 0.37	$ 0.39	$ 0.44	$ 0.75	$ 0.77		$ 1.4
Weighted average number of ordinary shares outstanding (in millions)	3,330	3,316	3,238	3,323	3,237		3,268

[1]	* Related to a change in accounting policies, see note 9 Changes in accounting policies for more information.